FINANCIAL INSTRUMENTS - Schedule of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	£ 3,857	£ 5,511
Derivative liabilities	(5,891)	(4,643)
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	3,857	5,495
Derivative liabilities	(5,728)	(4,436)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	0	16
Derivative liabilities	£ (163)	£ (207)